Investments - Summary of Gain from Investment Disposal (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 20, 2018 USD ($)	Nov. 20, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Less: Carrying value of investment as at November 20, 2018				¥ (72,459)	¥ (50,636)	¥ (10,935)
Gain from investment disposal			$ 4,654	31,236
Huzan Inc.
Schedule of Investments [Line Items]
Cash consideration collected	$ 5,172	¥ 35,501
Less: Carrying value of investment as at November 20, 2018		(13,658)		¥ (19,822)	¥ (14,021)
Add: Realized gain in other comprehensive income		9,393
Gain from investment disposal		¥ 31,236